Earnings Per Share - Calculation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Basic earnings per share
Net income from continuing operations	$ 66,004	$ 87,681
Net income from continuing operations attributable to noncontrolling interests	(7,652)	(5,529)
Net income from continuing operations attributable to Albemarle Corporation	58,352	82,152
Weighted-average common shares for basic earnings per share (in shares)	79,735	88,719
Basic earnings per share from continuing operations (in dollars per share)	$ 0.73	$ 0.93
Diluted earnings per share
Net income from continuing operations	66,004	87,681
Net income from continuing operations attributable to noncontrolling interests	(7,652)	(5,529)
Net income from continuing operations attributable to Albemarle Corporation	$ 58,352	$ 82,152
Weighted-average common shares for basic earnings per share (in shares)	79,735	88,719
Incremental shares under stock compensation plans (in shares)	377	517
Total shares	80,112	89,236
Diluted earnings per share from continuing operations (in dollars per share)	$ 0.73	$ 0.92